Segment Information - Segment Information (Details) (USD $)	3 Months Ended								12 Months Ended						6 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 763,836,000	$ 738,551,000	$ 825,847,000	$ 761,990,000	$ 747,997,000	$ 723,062,000	$ 812,171,000	$ 774,252,000	$ 3,090,224,000		$ 3,057,482,000		$ 3,078,337,000
Operating income	(8,479,000)	(1,438,000)	36,733,000	588,000	(17,022,000)	1,153,000	40,576,000	25,138,000	27,404,000		49,845,000		(253,834,000)
Depreciation and amortization									60,666,000		65,281,000		63,154,000
Equity in earnings (losses) of subsidiaries									2,750,000		258,000		(33,433,000)
Total assets	1,612,038,000				1,659,138,000				1,612,038,000		1,659,138,000		1,697,762,000		1,697,762,000
Expenditures for long-lived assets									49,651,000		49,054,000		53,440,000
Goodwill and trademark impairment									0		0		181,884,000
Restructuring and relocation costs									460,000		480,000		35,429,000
Legal, advisory and other expenses in connection with the Fyffes strategic combination									51,266,000		0		0
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization											1,000,000
Corporate Costs
Segment Reporting Information [Line Items]
Net sales									0		0		0
Operating income									(96,740,000)	[1]	(51,741,000)		(94,876,000)	[1]
Depreciation and amortization									2,850,000		4,020,000	[2]	2,977,000
Equity in earnings (losses) of subsidiaries									0		0		0
Total assets	59,380,000				83,548,000				59,380,000		83,548,000		87,311,000		87,311,000
Expenditures for long-lived assets									3,403,000		3,673,000		6,888,000
Bananas
Segment Reporting Information [Line Items]
Operating income									113,698,000
Bananas | Operating Segments
Segment Reporting Information [Line Items]
Net sales									2,021,027,000		1,969,560,000		1,985,472,000
Operating income											111,569,000		77,454,000
Depreciation and amortization									22,726,000		23,401,000	[2]	23,889,000
Equity in earnings (losses) of subsidiaries									2,750,000		258,000		344,000
Total assets	1,085,878,000				1,081,531,000				1,085,878,000		1,081,531,000		1,082,685,000		1,082,685,000
Expenditures for long-lived assets									34,772,000		26,587,000		23,351,000
Salads and Healthy Snacks
Segment Reporting Information [Line Items]
Operating income									15,753,000
Salads and Healthy Snacks | Operating Segments
Segment Reporting Information [Line Items]
Net sales									942,675,000		967,161,000		952,882,000
Operating income											(7,657,000)		(218,292,000)	[3]
Depreciation and amortization									34,885,000		37,603,000	[2]	35,867,000
Equity in earnings (losses) of subsidiaries									0		0		(33,777,000)
Total assets	435,835,000				466,174,000				435,835,000		466,174,000		494,348,000		494,348,000
Expenditures for long-lived assets									11,435,000		18,757,000		23,070,000
Salads and Healthy Snacks | Operating Segments | Operating income
Segment Reporting Information [Line Items]
Goodwill and trademark impairment											180,000,000
Goodwill and trademark impairment, net of tax											171,000,000
Other Produce
Segment Reporting Information [Line Items]
Operating income									(5,307,000)
Other Produce | Operating Segments
Segment Reporting Information [Line Items]
Net sales									126,522,000		120,761,000		139,983,000
Operating income											(2,326,000)		(18,120,000)
Depreciation and amortization									205,000		257,000	[2]	421,000
Equity in earnings (losses) of subsidiaries									0		0		0
Total assets	30,945,000				27,885,000				30,945,000		27,885,000		33,418,000		33,418,000
Expenditures for long-lived assets									41,000		37,000		131,000
Danone Chiquita Fruits SAS
Segment Reporting Information [Line Items]
Impairment of the company's equity method investment and related assets															$ 32,000,000

[1]	Corporate costs include $51 million of transaction-related costs in 2014 as described in Note 5 and $35 million of relocation and restructuring costs in 2012 as described in Note 4.
[2]	Depreciation and amortization allocations between segments for 2013 have been revised by $1 million. Consolidated totals and operating income by segment did not change.
[3]	Salads and Healthy Snacks operating income includes $180 million ($171 million, net of tax) of goodwill and trademark impairments in 2012 as described in Note 2. Segment operating income and equity in (losses) earnings of investees includes $32 million in 2012 to fully impair the company's equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV as described in Note 9.